Stockholders' Deficiency - Summary of Warrant Activity (Details) (Parenthetical) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Feb. 10, 2017
Exercise price per share	$ 4.00			$ 4.00
Proceeds from warrant exercise	$ 175,000	$ 212,898	$ 212,898	$ 264,144
Warrant modification charge	$ 4,500		$ 96,634	$ 229,288
Warrant Exercises [Member]
Warrants to purchase shares of common stock			60,831
Exercise price per share			$ 3.50	$ 3.50	$ 3.50
Proceeds from warrant exercise			$ 212,898
Warrant modification charge			$ 23,448	$ 20,295
Warrant Exercises [Member] | Minimum [Member]
Exercise price per share			$ 4.00	$ 4.00
Warrant Exercises [Member] | Maximum [Member]
Exercise price per share			$ 15.00	$ 15.00
Warrant [Member]
Warrants to purchase shares of common stock	35,000		35,000
Exercise price per share	$ 30.00		$ 30.00